15. Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		R$ 33,466,132	R$ 31,246,788	R$ 28,513,626
Transfers to contract assets	[1]	(10,387,715)
Additions		1,144,728	3,490,298	3,855,831
Contract renewal		0	0	0
Reversal of estimated losses			13,380	(10,198)
Transfers of works	[2]	6,168,710
Transfers		(1,471)	(9,374)	12,572
Write-offs and disposals		(24,866)	(24,412)	(14,808)
Amortization		(1,353,058)	(1,250,548)	(1,110,235)
Intangible assets, ending		29,012,460	33,466,132	31,246,788
Agreements - equity value
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		7,141,614	7,482,955	7,287,630
Transfers to contract assets	[1]	(1,427,046)
Additions		93	374,775	391,545
Contract renewal		(1,935,780)	(531,818)	(9,587)
Reversal of estimated losses			2,078	(1,335)
Transfers of works	[2]	499,002
Transfers		(5,268)	1,663	1,014
Write-offs and disposals		(1,406)	(2,795)	(6,233)
Amortization		(197,865)	(185,244)	(180,079)
Intangible assets, ending		4,073,344	7,141,614	7,482,955
Agreements - economic value
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		1,433,937	1,381,652	1,353,020
Transfers to contract assets	[1]	(233,361)
Additions		373	142,429	106,307
Contract renewal		0	0	0
Reversal of estimated losses			8	(8)
Transfers of works	[2]	114,442
Transfers		88	2,604	6
Write-offs and disposals		(1,031)	(1,163)	(110)
Amortization		(82,439)	(91,593)	(77,563)
Intangible assets, ending		1,232,009	1,433,937	1,381,652
Program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		7,595,066	6,576,021	6,288,575
Transfers to contract assets	[1]	(2,019,461)
Additions		928,818	772,278	553,126
Contract renewal		1,935,780	531,818	9,587
Reversal of estimated losses			4,834	(4,360)
Transfers of works	[2]	681,742
Transfers		3,011	(1,784)	2,023
Write-offs and disposals		(7,616)	(6,606)	(5,571)
Amortization		(339,411)	(281,495)	(267,359)
Intangible assets, ending		8,777,929	7,595,066	6,576,021
Program contracts - commitments
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		910,375	823,216	850,530
Transfers to contract assets	[1]	0
Additions		206,946	121,313	5,762
Contract renewal		0	0	0
Reversal of estimated losses			0	0
Transfers of works	[2]	0
Transfers		0	0	0
Write-offs and disposals		0	0	0
Amortization		(37,770)	(34,154)	(33,076)
Intangible assets, ending		1,079,551	910,375	823,216
Services contracts - Sao Paulo
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		15,917,015	14,552,707	12,367,017
Transfers to contract assets	[1]	(6,707,847)
Additions		3,724	1,976,079	2,697,724
Contract renewal		0	0	0
Reversal of estimated losses			6,460	(4,495)
Transfers of works	[2]	4,818,734
Transfers		12	(18,346)	9,696
Write-offs and disposals		(14,813)	(13,848)	(2,894)
Amortization		(625,373)	(586,037)	(514,341)
Intangible assets, ending		13,391,452	15,917,015	14,552,707
Software license
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		468,125	430,237	366,854
Transfers to contract assets	[1]	0
Additions		4,774	103,424	101,367
Contract renewal		0	0	0
Reversal of estimated losses			0	0
Transfers of works	[2]	54,790
Transfers		686	6,489	(167)
Write-offs and disposals		0	0	0
Amortization		(70,200)	(72,025)	(37,817)
Intangible assets, ending		R$ 458,175	R$ 468,125	R$ 430,237

[1]	Work in progress transferred to contract asset due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.
[2]	Work in progress transferred from contract asset to intangible asset.